10. Shareholders’ Equity	12 Months Ended
Dec. 31, 2017
Shareholders Equity
Shareholders’ Equity

The Company is authorized to issue an unlimited number of preferred shares and common shares with no par value. No preferred shares have been issued or were outstanding at December 31, 2017 or December 31, 2016.

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to support the acquisition, exploration and development of mineral properties. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The properties in which the Company currently has an interest are in the exploration stage; as such the Company is dependent on external financing to fund its activities. In order to carry out the planned exploration and pay for administrative costs, the Company will spend its existing working capital and raise additional amounts as needed. The Company will continue to assess new properties and seek to acquire an interest in additional properties that would be accretive and meaningful to the Company. The Company is not subject to externally imposed capital requirements.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There were no changes in the Company's approach to capital management during 2017. The Company considers its capital to be share capital, stock based compensation, contributed surplus and deficit.

a)	Equity financings

In April 2017, the Company completed two equity financings. For the first financing, the Company issued 1,100,000 common shares at a price of C$14.30 per common share for aggregate gross proceeds of $15.7 million. For the second financing, the Company issued 1,100,000 flow-through common shares at a price of $20.00 per flow-through share for aggregate gross proceeds of $22 million. Share issuance costs of $2.7 million were incurred in relation to the two offerings and have been included in equity. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2017. At the time of issuance of the flow-through shares, a $7 million premium was recognized as a liability on the statement of financial position with the balance recorded as share capital. At each reporting period, as qualifying expenditures are incurred, the liability is being reduced on a proportionate basis and income is being recognized on the statement of operations and comprehensive loss. Since the closing of the financing and to the end of 2017, based on qualifying expenditures incurred, $5.4 million was recognized through other income on the consolidated statement of operations and comprehensive loss.

In December 2017, the Company issued 200,000 flow-through common shares at a price of $16.72 per flow-through share for aggregate gross proceeds of $3.3 million. The Company committed to renounce its ability to deduct qualifying exploration expenditures for the equivalent value of the gross proceeds of the flow-through financing and transfer the deductibility to the purchasers of the flow-through shares. The effective date of the renouncement was December 31, 2017. At the time of issuance of the flow-through shares, a $0.6 million premium was recognized as a liability on the statement of financial position with the balance recorded as share capital.

b)	Acquisitions – shares, warrants and options issuances

In June 2017, the Company acquired all of the issued and outstanding shares of Snowstorm Exploration LLC. in exchange for the issuance of 700,000 common shares and 500,000 common share purchase warrants exercisable for four years at $15.65 per share. In addition, Seabridge has agreed to pay the vendor (i) a conditional cash payment of US$2.5 million if exploration activities at Snowstorm result in defining a minimum of five million ounces of gold resources compliant with National Instrument 43-101; and (ii) a further cash payment of US$5.0 million on the delineation of an additional five million ounces of gold resources. The Company also incurred $1.0 million of acquisition costs. The fair value of the total consideration at the closing date of the acquisition and additional costs totaling $14.3 million has been allocated to the fair value of the assets acquired. All financial assets acquired and financial liabilities assumed were recorded at fair value. The fair value of the common share purchase warrants was estimated on the date of acquisition using a Black Scholes option pricing model with the following assumptions: dividend yield 0%; expected volatility 62%, risk-free rate of return 0.87%; and expected life of four years.

Assets acquired ($000s)
Current assets	2
Mineral interests	13,988
Reclamation deposits	337
14,327

Consideration paid (000s)
Share issuance	10,073
Warrants	3,275
Acquisition costs	979
14,327

In 2016, the Company acquired all of the issued and outstanding common shares of SnipGold by way of a statutory plan of arrangement under the Business Corporations Act (British Columbia). Pursuant to the arrangement agreement, holders of SnipGold common shares received 1/63rd of a common share of the Company in exchange for 1 SnipGold common share held. 695,277 common shares of the Company were issued to existing SnipGold shareholders. The Company also issued 54,968 stock options and 1,587 warrants to existing SnipGold holders of similar securities. The fair value of the shares, stock options and warrants was $13.1 million. The Company also incurred $1.7 million of acquisition costs. The total purchase price of $14.8 million has been allocated to the assets acquired and the liabilities assumed based on the fair value of the total consideration at the closing date of the acquisition. All financial assets acquired and financial liabilities assumed were recorded at fair value.

Assets acquired and liabilities assumed ($000s)
Current assets	566
Mineral interests	16,441
Current liabilities	(8)
Provision for reclamation liabilities	(2,224)
14,775

Consideration paid ($000s)
Share issuance	12,452
Options and warrants	619
Acquisition costs	1,704
14,775

c)	Stock options and Restricted share units

The Company provides compensation to directors and employees in the form of stock options and a Restricted Share Units (“RSU”s).

Pursuant to the Share Option Plan, the Board of Directors has the authority to grant options, and to establish the exercise price and life of the option at the time each option is granted, at a price not less than the closing price of the common shares on the Toronto Stock Exchange on the date of the grant of such option and for a period not exceeding five years. All exercised options are settled in equity.

Pursuant to the Company’s RSU Plan, the Board of Directors has the authority to grant RSUs, and to establish terms of the RSUs including the vesting criteria and the life of the RSU. The life of the RSU is not to exceed two years.

Stock option and RSU transactions were as follows:

	Options			RSUs		Total
		Weighted Average Exercise Price ($)	Amortized Value of options ($000s)		Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2017	3,701,595	11.76	14,653	125,500	98	14,751
Granted	605,000	13.14	-	65,000	136	136
Exercised option or vested RSU	(190,984)	11.87	(752)	(62,750)	(656)	(1,408)
Expired	(497,102)	16.47	(4,312)	-	-	(4,312)
Amortized value of stock based compensation
granted in prior years	-	-	6,169	-	1,213	7,382
Outstanding December 31, 2017	3,618,509	11.34	15,758	127,750	791	16,549

Exercisable at December 31, 2017	1,721,287

	Options			RSUs		Total
		Weighted Average Exercise Price ($)	Amortized Value of options ($000s)		Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2016	3,585,000	14.15	21,602	183,250	989	22,591
Granted	1,145,801	12.04	1,873	125,500	98	1,971
Exercised option or vested RSU	(303,644)	10.68	(1,273)	(183,250)	(1,835)	(3,108)
Expired	(725,562)	24.41	(9,021)	-	-	(9,021)
Amortized value of stock based compensation
granted in prior years	-	-	1,472	-	846	2,318
Outstanding December 31, 2016	3,701,595	11.76	14,653	125,500	98	14,751

Exercisable at December 31, 2016	2,115,762

The outstanding share options at December 31, 2017 expire at various dates between March 2018 and December 2022. A summary of options outstanding, their remaining life and exercise prices as at December 31, 2017 is as follows:

	Options Outstanding		Options Exercisable
Exercise price	Number	Remaining	Number
	outstanding	contractual life	Exercisable
$12.60	530,000	2 months	530,000
$12.61	100,000	6 months	100,000
$8.00	50,000	1 years	50,000
$10.36	400,000	1 years 3 months	400,000
$9.72	50,000	1 years 6 months	50,000
$9.00	425,000	2 years 4 months	-
$11.13	350,000	3 years	360,000
$13.52	100,000	3 years	66,666
$17.16	50,000	3 year 5 months	16,667
$17.14	50,000	3 year 8 months	-
$10.45	865,833	4 years	105,278
$13.14	605,000	5 year	-
$6.30	42,676	1 year 1 month to 3 years 3 months	42,676
	3,618,509		1,721,287

In December 2017, 605,000 five-year options with an exercise price of $13.14, to purchase common shares of the Company, with a fair value, at the date of the grant, of $4.1 million, were granted to members of the Board of Directors and management. Of these, 300,000 options were granted to board members and are subject to shareholder approval at which time the fair value will be re-estimated. Vesting of these options is subject to the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction. The remaining 305,000 options were granted members of management and vest over a three year period. The fair value of these options is being amortized over the service life of the options.

In March 2016, 100,000 five-year options, with an exercise price of $13.52 and in August 2016, 50,000 options, with an exercise price of $17.14, to purchase common shares of the Company were granted to a members of management. The options had a fair value, at the grant date, of $0.7 million and $0.4 million respectively and vest over a two-year period.

In May 2016, 50,000 five-year options, with an exercise price of $17.16, to purchase common shares of the Company were granted to a new director of the Company. The options had a fair value of $0.5 million and vest upon the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction.

In December 2016, 890,833 five-year options with an exercise price of $10.45, to purchase common shares of the Company, with a fair value, at the date of the grant, of $4.9 million, were granted to members of the Board of Directors and management. The 575,000 options granted to board members were subject to shareholder approval which was obtained on June 27, 2017 at which time the fair value was re-estimated. Vesting of these options is subject to the Company entering into a major transaction on one of the Company’s two core assets or other transformative transaction. The remaining 315,833 options were granted members of management and vest over a three year period. The fair value of these options is being amortized over the service life of the options.

Also in 2016, in conjunction with the acquisition of SnipGold, 54,968 stock options and 1,587 warrants with a combined fair value, at the date of the grant, of $0.6 million and has been included in the costs of the net assets acquired.

The fair value of the options granted is estimated on the dates of grant using a Black Scholes option-pricing model with the following assumptions:

	2017	2016
Dividend yield	Nil	Nil
Expected volatility	59-62%	44-73%
Risk-free rate of return	1.2-1.7%	0.5-1.2%
Expected life of options	4.5 - 5 years	2 months-5 years

In 2016, the Board granted 125,500 RSUs to members of management. The fair value of the grants, of $1.3 million, was estimated as at the grant date and is being amortized over the expected service period of the grants. The expected service periods vary from three to eleven months from the date of the grant depending on certain corporate objectives being met. In 2016, 183,250 RSUs vested and were exchanged for common shares of the Company. Subsequent to December 31, 2016, 61,250 RSUs, of the 125,500 RSUs outstanding at the time, vested and were exchanged for common shares of the Company.

Subsequent to December 31, 2017, 530,200 options were exercised for proceeds of $6.7 million and 65,000 RSUs vested. In total, 595,200 common shares were issued.

d)	Basic and diluted net loss per common shares

For the years ended December 31, 2017 and 2016 basic and diluted net loss per common share are computed by dividing the net loss for the period by the weighted average number of common shares outstanding for the period. The potential effect of stock options, RSUs and warrants has been excluded from the calculation of diluted loss per common share as the effect would be anti-dilutive. At December 31, 2017 there was a total of 3,618,509 stock options and 127,750 RSUs outstanding (December 31, 2016 – 3,828,682 and 125,500 respectively).